

The Meyers Aggressive Growth Fund is a non-diversified small company growth portfolio that invests in the common equity of U.S. companies and foreign companies that trade in the United States.

HOME

HOW TO INVEST

PROSPECTUS

STATEMENT OF ADDITIONAL INFO

ANNUAL REPORT

SEMI-ANNUAL REPORT

CONTACT US

Cusip	Date	NAV
593138100	1/19/2010	8.63

Top 15 Holdings as of December 7, 2009

EBIX Inc	EBIX
IMAX Corporation	IMAX
Clicksoftware Technologies Ltd	CKSW
World Fuel Services Corp	INT
Hecla Mining	HL
Sharps Compliance	SMED
Descartes Systems Group, Inc	DSGX
Sirona Dental Systems	SIRO
Jinpan International Ltd	JST
Rino International	RINO
Compania DeMinas Buenaventura	BVN
Powell Industries	POWL
Hi Tech Pharma	HITK

Tech Cominico Limited	TCK
Joseph A. Bank Clothiers	JOSB

This site does not constitute an offer to sell or a solicitation of an offer to buy shares of the Meyers Aggressive Growth Fund in any jurisdiction in which such offer, solicitation, purchase or sale would be unlawful under the securities laws of such jurisdiction. Investors should consider investment objectives, risks, and charges and expenses carefully before investing, which are detailed in the Fund's Prospectus which also contains other information about the Fund. Please read our Prospectus carefully before investing. An investor can obtain a copy of the Fund's Prospectus, Statement of Additional Information, Semi-Annual Report and Annual Report by clicking on the links on the home page of this website or by calling toll-free 1-866-232-3837. The Fund is not FDIC insured or bank guaranteed, and may lose value.



Feel free to download our IRA Application forms by clicking on the following links:

- Meyers IRA Transfer Request
- Application for IRA Rollover
- Application to Buy Shares

This site does not constitute an offer to sell or a solicitation of an offer to buy shares of the Meyers Aggressive Growth Fund in an jurisdiction in which such offer, solicitation, purchase or sale would be unlawful under the securities laws of such jurisdiction. Investors should consider investment objectives, risks, and charges and expenses carefully before investing, which are detailed i

the Fund's Prospectus which also contains other information about the Fund. Please read our Prospectus carefully before investing. An investor can obtain a copy of the Fund's Prospectus, Statement of Additional Information, Semi-Annual Report and Annual Report by clicking on the links on the home page of this website or by calling toll-free 1-866-232-3837. The Fund is not FDIC insured or bank guaranteed, and may lose value.



Contact Information

Meyers Aggressive Growth Fund
Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147

Phone: 800.595.2877
Fax: 440.526.4446
Email: info@meyersfunds.com

Send Us a Message

Full Name:

Phone Number:

Email:

Company/Organization:

Comment:

Submit

This site does not constitute an offer to sell or a solicitation of an offer to buy shares of the Meyers Aggressive Growth Fund in any jurisdiction in which such offer, solicitation, purchase or sale would be unlawful under the securities laws of such jurisdiction. Investors should consider investment objectives, risks, and charges and expenses carefully before investing, which are detailed in the Fund's Prospectus which also contains other information about the Fund. Please read our Prospectus carefully before investing. An investor can obtain a copy of the Fund's Prospectus, Statement of Additional Information, Semi-Annual Report and Annual Report by clicking on the links on the home page of this website or by calling toll-free 1-866-232-3837. The Fund is not FDIC insured or bank guaranteed, and may lose value.